Series B,C And D Notes, Net Of Current Maturities (Schedule Of Future Principal Payments For The Series A Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt, total	$ 363,036	$ 426,792
Notes Payable
Debt Instrument [Line Items]
2022	69,917
2023	69,917
2024	69,917
2025	69,917
2026 and thereafter	305,807
Long-term Debt, total